Operating performance, Finance Income (Details) $ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2024 USD ($)	[2]	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
Finance Income [Abstract]
Gain on remeasurement of warrant liabilities				$ 6,687	$ 0	$ 0
Unrealized foreign exchange gains	[1]			2,101	0	0
Interest income	[1]			202	0	0
Total finance income		$ 5,955		8,990	0	0
Foreign exchange loss					500
Unrealized foreign exchange gain	[3]			$ 0	0	448	[1]
Interest income classified as other income	[1]				$ 100	$ 100

[1]	Unrealized foreign exchange gain and Interest income for the year ended June 30, 2024 has been classified in finance income unless otherwise stated. The comparative period disclosure has not been restated as the amounts are immaterial (Unrealized foreign exchange loss were classified as administrative expenses: 2023: $0.5 million, Unrealized foreign exchange gain was classified as other income 2022: $0.4 million; Interest income was classified as other income 2023: $0.1 million, 2022: $0.1 million).
[2]	Refer to Note 1.7 Convenience translation into U.S. dollars
[3]	Unrealized foreign exchange gain and Interest income for the year ended June 30, 2024 has been classified in finance income. The comparative period disclosure has not been restated as the amounts are immaterial (Unrealized foreign exchange loss was classified as administrative expenses: 2023: $0.5 million, Unrealized foreign exchange gain: 2022: $0.4 million; Interest income: 2023: $0.1 million, 2022: $0.1 million).